UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22026
                                                     ---------

                           The Gabelli SRI Fund, Inc.
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
         -------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2008
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           THE GABELLI SRI FUND, INC.

                                  ANNUAL REPORT
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of March 31, 2008 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      The Gabelli SRI Fund Class AAA Shares posted a return of (15.60)% for the period June 1, 2007 through the fiscal year end of March 31, 2008 versus a return of (12.17)% for the S&P 500. For this period, the best performing sector was energy, while the worst performing groups were consumer discretionary, financials, and telecommunications.

      Investments that contributed significantly to returns over the period included Archer-Daniels-Midland up 20% (2.8% of net assets as of March 31, 2008), Coca-Cola Co. up 18% (2.8%), Procter & Gamble Co. up 12% (1.6%), and Flowserve up 50% (1.2%). Adding to the performance was the buyout of Hilton Hotels for $47.50 per share by Blackstone Group.

      Negative performers during this period included Sprint Nextel down 70.6% (1.1%), Cablevision Systems down 41% (2.4%), American Express down 32.2% (3.0%), and General Motors down 35.9% (1.6%).

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI SRI FUND CLASS AAA SHARES AND THE S&P 500 INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Gabelli SRI Fund Class
  Date                           AAA Shares             S&P 500 Index
06/01/07                          $ 10,000                 $ 10,000
12/31/07                          $  9,143                 $  9,699
03/31/08                          $  8,441                 $  8,783

      PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
          AVERAGE ANNUAL RETURNS FROM INCEPTION (JUNE 1, 2007) THROUGH
                              MARCH 31, 2008 (a)(b)
          ------------------------------------------------------------

                                                                    Since
                                                                  Inception
                                                     Quarter       (6/1/07)
                                                   ----------     ---------
GABELLI SRI FUND CLASS AAA .....................     (7.68)%       (15.60)%
S&P 500 Index ..................................     (9.44)        (12.17)
Class A ........................................     (7.59)        (15.65)
                                                    (12.90)(c)     (20.50)(c)
Class C ........................................     (7.72)        (16.03)
                                                     (8.64)(d)     (16.87)(d)
Class I ........................................     (7.57)        (15.41)

IN THE CURRENT PROSPECTUS, THE GROSS EXPENSE RATIOS FOR CLASS AAA, A, C, AND I SHARES ARE 2.55%, 2.55%, 3.30%, AND 2.30%, RESPECTIVELY. THE NET EXPENSE RATIOS AFTER CONTRACTUAL REIMBURSEMENTS BY THE ADVISER IN PLACE THROUGH MARCH 31, 2009 ARE 2.00%, 2.00%, 2.75%, AND 1.75%, RESPECTIVELY. CLASS AAA AND I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A AND C SHARES IS 5.75% AND 1.00%, RESPECTIVELY.

(a)   THE FUND'S FISCAL YEAR ENDS MARCH 31.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND SINCE INCEPTION PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

THE GABELLI SRI FUND, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Period from October 1, 2007 through March 31, 2008         EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the period ended March 31, 2008.

                                    Beginning         Ending      Annualized     Expenses
                                  Account Value   Account Value     Expense    Paid During
                                     10/01/07        03/31/08        Ratio       Period*
------------------------------------------------------------------------------------------
THE GABELLI SRI FUND, INC.
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                           $1,000.00       $  862.10        2.02%        $ 9.40
Class A                             $1,000.00       $  862.50        2.02%        $ 9.41
Class C                             $1,000.00       $  859.40        2.77%        $12.88
Class I                             $1,000.00       $  863.10        1.77%        $ 8.24
HYPOTHETICAL 5% RETURN
Class AAA                           $1,000.00       $1,014.90        2.02%        $10.18
Class A                             $1,000.00       $1,014.90        2.02%        $10.18
Class C                             $1,000.00       $1,011.15        2.77%        $13.93
Class I                             $1,000.00       $1,016.15        1.77%        $ 8.92

* Expenses are equal to the Fund's annualized expense ratio for the period multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of March 31, 2008:

THE GABELLI SRI FUND, INC.

U.S. Government Obligations ..........................................    16.2%
Food and Beverage ....................................................    13.4%
Financial Services ...................................................     7.4%
Energy and Utilities .................................................     6.8%
Cable and Satellite ..................................................     5.8%
Entertainment ........................................................     4.6%
Health Care ..........................................................     4.6%
Specialty Chemicals ..................................................     4.4%
Business Services ....................................................     4.2%
Telecommunications ...................................................     3.6%
Equipment and Supplies ...............................................     3.3%
Retail ...............................................................     3.0%
Broadcasting .........................................................     3.0%
Agriculture ..........................................................     2.8%
Automotive: Parts and Accessories ....................................     2.8%
Environmental Services ...............................................     2.3%
Transportation .......................................................     2.2%
Wireless Communications ..............................................     2.2%
Computer Software and Services .......................................     2.1%
Hotels and Gaming ....................................................     2.1%
Automotive ...........................................................     1.6%
Diversified Industrial ...............................................     1.6%
Consumer Products ....................................................     1.6%
Publishing ...........................................................     1.5%
Machinery ............................................................     1.1%
Manufactured Housing and Recreational Vehicles .......................     0.5%
Other Assets and Liabilities (Net) ...................................    (4.7)%
                                                                         -----
                                                                         100.0%
                                                                         =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI SRI FUND, INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008
--------------------------------------------------------------------------------

                                                                       MARKET
  SHARES                                                   COST         VALUE
----------                                              ----------   ----------

             COMMON STOCKS -- 88.5%
             AGRICULTURE -- 2.8%
     1,200   Archer-Daniels-Midland Co. .............   $   41,284   $   49,392
                                                        ----------   ----------
             AUTOMOTIVE -- 1.6%
     1,500   General Motors Corp. ...................       48,383       28,575
                                                        ----------   ----------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.8%
     1,000   Midas Inc.+ ............................       20,782       17,190
     1,200   Modine Manufacturing Co. ...............       27,051       17,388
       500   O'Reilly Automotive Inc.+ ..............       13,998       14,260
                                                        ----------   ----------
                                                            61,831       48,838
                                                        ----------   ----------
             BROADCASTING -- 3.0%
     1,000   Beasley Broadcast Group Inc.,
                Cl. A ...............................        8,088        3,560
     1,200   CBS Corp., Cl. A .......................       35,736       26,520
       400   Gray Television Inc. ...................        3,824        2,276
       400   Liberty Media Corp. - Capital,
                Cl. A+ ..............................        7,974        6,296
     1,500   Lin TV Corp., Cl. A+ ...................       21,386       14,415
                                                        ----------   ----------
                                                            77,008       53,067
                                                        ----------   ----------
             BUSINESS SERVICES -- 4.2%
     1,000   ChoicePoint Inc.+ ......................       48,192       47,600
     1,200   Intermec Inc.+ .........................       28,563       26,628
                                                        ----------   ----------
                                                            76,755       74,228
                                                        ----------   ----------
             CABLE AND SATELLITE -- 5.8%
     2,000   Cablevision Systems Corp.,
                Cl. A+ ..............................       59,725       42,860
       500   DISH Network Corp., Cl. A+ .............       14,892       14,365
     1,800   The DIRECTV Group Inc.+ ................       42,590       44,622
                                                        ----------   ----------
                                                           117,207      101,847
                                                        ----------   ----------
             COMPUTER SOFTWARE AND SERVICES -- 2.1%
     1,000   Diebold Inc. ...........................       37,035       37,550
                                                        ----------   ----------
             CONSUMER PRODUCTS -- 1.6%
       400   Procter & Gamble Co. ...................       26,223       28,028
                                                        ----------   ----------
             DIVERSIFIED INDUSTRIAL -- 1.6%
       700   Crane Co. ..............................       30,159       28,245
                                                        ----------   ----------
             ENERGY AND UTILITIES -- 6.8%
    12,000   Aquila Inc.+ ...........................       47,112       38,520
       500   National Fuel Gas Co. ..................       23,207       23,605
     1,000   Rowan Companies Inc. ...................       36,936       41,180
       700   Westar Energy Inc. .....................       16,964       15,939
                                                        ----------   ----------
                                                           124,219      119,244
                                                        ----------   ----------
             ENTERTAINMENT -- 4.6%
     1,000   Grupo Televisa SA, ADR .................       24,023       24,240
     1,600   Liberty Media Corp. -
                Entertainment, Cl. A+ ...............       41,865       36,224
     1,500   Time Warner Inc. .......................       25,704       21,030
                                                        ----------   ----------
                                                            91,592       81,494
                                                        ----------   ----------

                                                                       MARKET
  SHARES                                                   COST         VALUE
----------                                              ----------   ----------

             ENVIRONMENTAL SERVICES -- 2.3%
     1,200   Waste Management Inc. ..................   $   43,041   $   40,272
                                                        ----------   ----------
             EQUIPMENT AND SUPPLIES -- 3.3%
       500   CIRCOR International Inc. ..............       20,834       23,125
       200   Flowserve Corp. ........................       16,683       20,876
     1,500   Gerber Scientific Inc.+ ................       16,409       13,335
                                                        ----------   ----------
                                                            53,926       57,336
                                                        ----------   ----------
             FINANCIAL SERVICES -- 7.4%
     1,200   American Express Co. ...................       70,064       52,464
       700   Citigroup Inc. .........................       21,757       14,994
       500   Federal National Mortgage
                Association .........................       16,871       13,160
       800   Sterling Bancorp .......................       12,237       12,424
     1,800   SWS Group Inc. .........................       32,042       22,014
     1,000   The Blackstone Group LP ................       24,583       15,880
                                                        ----------   ----------
                                                           177,554      130,936
                                                        ----------   ----------
             FOOD AND BEVERAGE -- 13.4%
     1,000   Cadbury Schweppes plc, ADR .............       50,014       44,220
       700   Campbell Soup Co. ......................       25,169       23,765
       800   General Mills Inc. .....................       46,522       47,904
       500   Groupe Danone, ADR .....................        7,952        8,975
     1,000   PepsiAmericas Inc. .....................       25,758       25,530
       800   The Coca-Cola Co. ......................       45,907       48,696
     1,000   The Hershey Co. ........................       42,273       37,670
                                                        ----------   ----------
                                                           243,595      236,760
                                                        ----------   ----------
             HEALTH CARE -- 4.6%
     1,400   Advanced Medical Optics Inc.+ ..........       43,000       28,420
     1,000   Alpharma Inc., Cl. A+ ..................       22,573       26,210
       200   AngioDynamics Inc.+ ....................        3,230        2,312
       300   Zimmer Holdings Inc.+ ..................       19,426       23,358
                                                        ----------   ----------
                                                            88,229       80,300
                                                        ----------   ----------
             HOTELS AND GAMING -- 2.1%
     1,200   Gaylord Entertainment Co.+ .............       51,410       36,348
                                                        ----------   ----------
             MACHINERY -- 1.1%
       500   Donaldson Co. Inc. .....................       20,546       20,140
                                                        ----------   ----------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.5%
       300   Skyline Corp. ..........................        9,505        8,346
                                                        ----------   ----------
             PUBLISHING -- 1.5%
     1,000   Lee Enterprises Inc. ...................       14,891       10,010
       400   The E.W. Scripps Co., Cl. A ............       17,579       16,804
                                                        ----------   ----------
                                                            32,470       26,814
                                                        ----------   ----------
             RETAIL -- 3.0%
       800   CVS Caremark Corp. .....................       30,451       32,408
       800   The Great Atlantic &
                Pacific Tea Co. Inc.+ ...............       24,514       20,976
                                                        ----------   ----------
                                                            54,965       53,384
                                                        ----------   ----------

                 See accompanying notes to financial statements.

THE GABELLI SRI FUND, INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (CONTINUED)
--------------------------------------------------------------------------------

                                                                       MARKET
  SHARES                                                   COST         VALUE
----------                                              ----------   ----------

             COMMON STOCKS (CONTINUED)
             SPECIALTY CHEMICALS -- 4.4%
       500   International Flavors &
                Fragrances Inc. .....................   $   24,844   $   22,025
       500   Rohm & Haas Co. ........................       26,909       27,040
       400   Sensient Technologies Corp. ............       10,439       11,796
     1,000   Zep Inc. ...............................       14,892       16,220
                                                        ----------   ----------
                                                            77,084       77,081
                                                        ----------   ----------
             TELECOMMUNICATIONS -- 3.6%
       700   CenturyTel Inc. ........................       31,445       23,268
     3,000   Sprint Nextel Corp. ....................       43,484       20,070
       500   Telephone & Data Systems Inc. ..........       32,474       19,635
                                                        ----------   ----------
                                                           107,403       62,973
                                                        ----------   ----------
             TRANSPORTATION -- 2.2%
     1,000   GATX Corp. .............................       41,170       39,070
                                                        ----------   ----------
             WIRELESS COMMUNICATIONS -- 2.2%
       700   United States Cellular Corp.+ ..........       54,144       38,500
                                                        ----------   ----------
             TOTAL COMMON STOCKS ....................    1,786,738    1,558,768
                                                        ----------   ----------
 PRINCIPAL
  AMOUNT
----------

             U.S. GOVERNMENT OBLIGATIONS -- 16.2%
$  287,000   U.S. Treasury Bills,
               1.214%++, 06/26/08 ...................      286,170      286,132
                                                        ----------   ----------
             TOTAL INVESTMENTS -- 104.7% ............   $2,072,908    1,844,900
                                                        ==========
             OTHER ASSETS AND LIABILITIES (NET) -- (4.7)%               (83,207)
                                                                     ----------
             NET ASSETS -- 100.0% ...................                $1,761,693
                                                                     ==========

----------
+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt

                 See accompanying notes to financial statements.

                           THE GABELLI SRI FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $2,072,908) ....................   $1,844,900
   Dividends receivable .......................................        2,076
   Prepaid offering expenses ..................................       21,157
   Prepaid expenses ...........................................       14,127
                                                                  ----------
   TOTAL ASSETS ...............................................    1,882,260
                                                                  ----------
LIABILITIES:
   Payable to custodian .......................................       78,299
   Payable for investment advisory fees .......................        1,002
   Payable for distribution fees ..............................          372
   Payable for audit fees .....................................       25,083
   Payable for legal fees .....................................        8,514
   Other accrued expenses .....................................        7,297
                                                                  ----------
   TOTAL LIABILITIES ..........................................      120,567
                                                                  ----------
   NET ASSETS applicable to 209,526 shares outstanding ........   $1,761,693
                                                                  ==========
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ............   $1,983,640
   Undistributed net investment income ........................        8,477
   Accumulated distributions in excess of net realized gain on
     investments ..............................................       (2,416)
   Net unrealized depreciation on investments .................     (228,008)
                                                                  ----------
   NET ASSETS .................................................   $1,761,693
                                                                  ==========
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering and redemption price per share
     ($656,423 / 78,045 shares outstanding; 500,000,000 shares
     authorized) ..............................................        $8.41
                                                                       =====
   CLASS A:
   Net Asset Value and redemption price per share ($460,607 /
     54,810 shares outstanding; 500,000,000 shares
     authorized) ..............................................        $8.40
                                                                       =====
   Maximum offering price per share (NAV / .9425, based on
     maximum sales charge of 5.75% of the offering price) .....        $8.91
                                                                       =====
   CLASS C:
   Net Asset Value and offering price per share ($161,598 /
     19,318 shares outstanding; 500,000,000 shares
     authorized) ..............................................        $8.37(a)
                                                                       =====
   CLASS I:
   Net Asset Value and offering price per share ($483,065 /
     57,353 shares outstanding; 500,000,000 shares
     authorized) ..............................................        $8.42(a)
                                                                       =====

----------
(a)   Redemption price varies based on the length of time held.

STATEMENT  OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2008 (b)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends ..................................................   $  11,483
   Interest ...................................................       8,302
                                                                  ---------
   TOTAL INVESTMENT INCOME ....................................      19,785
                                                                  ---------
EXPENSES:
   Investment advisory fees ...................................       9,637
   Distribution fees - Class AAA ..............................       1,126
   Distribution fees - Class A ................................         325
   Distribution fees - Class C ................................         920
   Offering expense ...........................................      55,193
   Registration expenses ......................................      52,939
   Legal and audit fees .......................................      41,933
   Shareholder services fees ..................................      18,581
   Directors' fees ............................................      17,115
   Shareholder communications expenses ........................       7,679
   Custodian fees .............................................       1,932
   Interest expense ...........................................         212
   Miscellaneous expenses .....................................       9,415
                                                                  ---------
   TOTAL EXPENSES .............................................     217,007
   LESS:
     Fees waived and expenses reimbursed by Adviser
       (see Note 3) ...........................................    (197,320)
     Custodian fee credits ....................................        (239)
                                                                  ---------
     TOTAL REIMBURSEMENTS, WAIVERS, AND CREDITS ...............    (197,559)
                                                                  ---------
   NET EXPENSES ...............................................      19,448
                                                                  ---------
   NET INVESTMENT INCOME ......................................         337
                                                                  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments ...........................       2,438
   Net change in unrealized appreciation/depreciation
     on investments ...........................................    (228,008)
                                                                  ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....    (225,570)
                                                                  ---------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $(225,233)
                                                                  =========

----------
(b) The Gabelli SRI Fund, Inc. commenced investment operations on June 1, 2007.

                 See accompanying notes to financial statements.

                           THE GABELLI SRI FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 PERIOD ENDED
                                                              MARCH 31, 2008 (a)
                                                              ------------------
OPERATIONS:
   Net investment income ......................................   $      337
   Net realized gain on investments ...........................        2,438
   Net change in unrealized appreciation/depreciation
     on investments ...........................................     (228,008)
                                                                  ----------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......     (225,233)
                                                                  ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class AAA ................................................         (299)
     Class A ..................................................         (146)
     Class I ..................................................         (742)
                                                                  ----------
                                                                      (1,187)
                                                                  ----------
   Net realized gain on investments
     Class AAA ................................................       (2,171)
     Class A ..................................................         (470)
     Class C ..................................................         (558)
     Class I ..................................................       (1,655)
                                                                  ----------
                                                                      (4,854)
                                                                  ----------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................       (6,041)
                                                                  ----------
CAPITAL SHARE TRANSACTIONS:
     Class AAA ................................................      669,446
     Class A ..................................................      489,782
     Class C ..................................................      183,055
     Class I ..................................................      550,684
                                                                  ----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .    1,892,967
                                                                  ----------
   NET INCREASE IN NET ASSETS .................................    1,661,693

NET ASSETS:
   Beginning of period ........................................      100,000
                                                                  ----------
   End of period (including undistributed net investment
     income of $8,477) ........................................   $1,761,693
                                                                  ==========

----------
(a) The Gabelli SRI Fund, Inc. commenced investment operations on June 1, 2007.

                 See accompanying notes to financial statements.

THE GABELLI SRI FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period:

                                        INCOME
                              FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
                        --------------------------------------   ----------------------------------------
                                         Net
            Net Asset       Net      Realized and     Total                       Net
 Period       Value,    Investment    Unrealized       from         Net        Realized
  Ended     Beginning     Income       Loss on      Investment   Investment     Gain on         Total
March 31    of Period    (Loss)(a)   Investments    Operations     Income     Investments   Distributions
---------   ---------   ----------   ------------   ----------   ----------   -----------   -------------
CLASS AAA
  2008(e)     $10.00    $ 0.01          $(1.57)       $(1.56)    $(0.00)(f)     $(0.03)        $(0.03)
CLASS A
  2008(e)     $10.00    $(0.00)(f)      $(1.56)       $(1.56)    $(0.01)        $(0.03)        $(0.04)
CLASS C
  2008(e)     $10.00    $(0.06)         $(1.54)       $(1.60)        --         $(0.03)        $(0.03)
CLASS I
  2008(e)     $10.00    $ 0.02          $(1.56)       $(1.54)    $(0.01)        $(0.03)        $(0.04)

                                                           RATIOS TO AVERAGE NET ASSETS/
                                                                SUPPLEMENTAL DATA
                                               ----------------------------------------------------
                                                               Expenses       Expenses
            Net Asset             Net Assets      Net           Net of         Before
 Period      Value,                 End of     Investment      Waivers/       Waivers/    Portfolio
  Ended      End of      Total      Period       Income       Reimburse-     Reimburse-    Turnover
March 31     Period     Return+   (in 000's)    (Loss)(b)   ments(b)(c)(d)    ments(b)      Rate
---------   ---------   -------   ----------   ----------   --------------   ----------   ---------
CLASS AAA
  2008(e)     $8.41     (15.60)%     $656         0.11%          2.02%         22.50%        25%
CLASS A
  2008(e)     $8.40     (15.65)%     $461        (0.06)%         2.02%         22.50%        25%
CLASS C
  2008(e)     $8.37     (16.03)%     $162        (0.81)%         2.77%         23.25%        25%
CLASS I
  2008(e)     $8.42     (15.41)%     $483         0.23%          1.77%         22.25%        25%

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)   Per  share  amounts  have  been   calculated   using  the  average  shares
      outstanding method.

(b)   Annualized.

(c) The Fund incurred interest expense during the period ended March 31, 2008. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class I), respectively.

(d) The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the period ended March 31, 2008 would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class I), respectively.

(e)   The Gabelli SRI Fund,  Inc.  commenced  investment  operations  on June 1,
      2007.

(f)   Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli SRI Fund, Inc. (the "Fund") was organized on March 1, 2007 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced investment operations on June 1, 2007 ("inception"). The Fund's primary objective is to seek capital appreciation. The Fund will seek to achieve its objective by investing substantially all, and in any case, no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of March 31, 2008, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2008, there were no open repurchase agreements.

SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. A swap is where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. At March 31, 2008, there were no open swap agreements.

OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money," and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At March 31, 2008, there were no open options.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At March 31, 2008, there were no open futures contracts.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At March 31, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2008, the Fund held no restricted and illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences for the period ended March 31, 2008, were primarily attributable to non-deductible expenses. These reclassifications have no impact on the NAV of the Fund. For the period ended March 31, 2008, reclassifications were made to increase undistributed net investment income by $9,327 with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the period from inception through March 31, 2008 was $6,041 of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At March 31, 2008, the difference between book basis and tax basis unrealized depreciation was primarily due to deferral of losses from wash sales for tax purposes and basis adjustments on investments in partnerships.

As of March 31, 2008, the components of accumulated earning/(losses) on a tax basis were as follows:

      Net unrealized depreciation on investments ....   $(227,689)
      Undistributed ordinary income .................       8,055
      Post-October capital loss deferral ............      (2,313)
                                                        ---------
      Total .........................................   $(221,947)
                                                        =========

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at March 31, 2008:

                                          GROSS          GROSS           NET
                                       UNREALIZED     UNREALIZED     UNREALIZED
                            COST      APPRECIATION   DEPRECIATION   DEPRECIATION
                         ----------   ------------   ------------   ------------
      Investments ....   $2,072,589      $42,188      $(269,877)     $(227,689)

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures. The Fund has adopted the Interpretation for all open tax years and it had no impact on the amount reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, interest, taxes, and extraordinary expenses) until at least March 31, 2009, at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. From inception through March 31, 2008, the Adviser reimbursed the Fund in the amount of $197,320. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. At March 31, 2008, the cumulative amount which the Fund may repay the Adviser is $197,320.

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the chairman of each committee also receives $1,000 per year. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities from inception through March 31, 2008, other than short-term securities and U.S. Government obligations, aggregated $2,013,697 and $229,415, respectively.

6. TRANSACTIONS WITH AFFILIATES. From inception through March 31, 2008, the Fund paid brokerage commissions on security trades of $2,366 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $3,035 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. A reimbursement was not sought by the Adviser during the period ended March 31, 2008.

7. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class I Shares are offered to institutional investors that acquire the Fund directly through Gabelli & Company.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The Fund did not retain any redemption fees from inception through March 31, 2008.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                                                                  PERIOD ENDED
                                                                               MARCH 31, 2008 (a)
                                                                         -------------------------------
                                                                          SHARES                 AMOUNT
                                                                         -------               ---------
                                                                                   CLASS AAA
                                                                         -------------------------------
Initial seed capital, May 21, 2007 ...................................    10,000               $ 100,000
Shares sold ..........................................................    72,414                 708,009
Shares issued upon reinvestment of distributions .....................       261                   2,383
Shares redeemed ......................................................    (4,630)                (40,946)
                                                                         -------               ---------
   Net increase ......................................................    78,045               $ 769,446
                                                                         =======               =========
                                                                                    CLASS A
                                                                         -------------------------------
Shares sold ..........................................................    55,735               $ 498,947
Shares issued upon reinvestment of distributions .....................        55                     502
Shares redeemed ......................................................      (980)                 (9,667)
                                                                         -------               ---------
   Net increase ......................................................    54,810               $ 489,782
                                                                         =======               =========
                                                                                    CLASS C
                                                                         -------------------------------
Shares sold ..........................................................    19,259               $ 182,516
Shares issued upon reinvestment of distributions .....................        61                     558
Shares redeemed ......................................................        (2)                    (19)
                                                                         -------               ---------
   Net increase ......................................................    19,318               $ 183,055
                                                                         =======               =========
                                                                                    CLASS I
                                                                         -------------------------------
Shares sold ..........................................................    57,091               $ 548,287
Shares issued upon reinvestment of distributions .....................       262                   2,397
                                                                         -------               ---------
   Net increase ......................................................    57,353               $ 550,684
                                                                         =======               =========

----------
(a)   The Gabelli SRI Fund,  Inc.  commenced  investment  operations  on June 1,
      2007.

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

9. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to
Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI SRI FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The Gabelli SRI Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli SRI Fund, Inc. (hereafter referred to as the "Fund") at March 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the period June 1, 2007 (commencement of operations), through March 31, 2008, in conformity with accounting principles generally accepted in the United States of America. The financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2008 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
May 13, 2008

                           THE GABELLI SRI FUND, INC.

              APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its Organizational Meeting in 2007, the Board of Directors of the Fund approved the Investment Advisory Agreement with the Adviser for the Fund on the basis of the recommendation by the Directors who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the Board as well as their conclusions relative to such factors.

1.    THE  NATURE,  EXTENT,  AND  QUALITY OF THE  SERVICES TO BE PROVIDED BY THE
      ADVISER.

The Board reviewed in detail the nature and extent of the services to be provided by the Adviser under the Investment Advisory Agreement. The Board noted that these services would include, among other things, managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board also considered that the Adviser will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising the performance of administrative, accounting, and related services including, net asset value determinations, yield calculations, and monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Fund, the Adviser would provide certain non-advisory services and compliance services, including services under the Fund's Rule 38a-1 compliance program.

The Board also considered that the Adviser would pay for the compensation of officers and Board Members of the Fund who were affiliated with the Adviser and that the Adviser is expected to provide a substantial level of services to shareholders of the Fund who invest through various programs offered by third party financial intermediaries. The Board evaluated these factors in consultation with Fund Counsel. The Board noted that the Adviser has engaged, at its own expense, PFPC, Inc. to assist it in performing certain of its administrative functions. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser to the Fund under the Investment Advisory Agreement were reasonable and appropriate in relation to the advisory fee, either directly or through PFPC, Inc.

2.    THE PERFORMANCE OF THE FUND AND THE ADVISER.

Since the Fund had not yet commenced operations, it was not possible for the Board to consider the performance of the Fund and the Adviser. In connection with its assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser's historical record in managing assets pursuant to various social criteria, including social criteria similar to that proposed for the Fund. The Board also reviewed the financial condition of the Adviser and whether it had the resources necessary to carry out its functions under the Investment Advisory Agreement. In this regard, the Directors noted that they had a long history with the Adviser through their service on other boards managed by the Adviser. The Directors noted that they had substantial information from service on these other boards regarding the Adviser, its structure and resources, compliance program, and investment processes. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

3. THE COST OF THE ADVISORY SERVICES AND THE PROFITS TO THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

In connection with the Board's consideration of the cost of advisory services, the Board considered a number of factors. The Board considered the proposed level of the advisory fee for the Fund against a comparative Lipper expense peer group ("Expense Peer Group"). The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board considered that this type of information would be useful in assessing whether the Adviser would be providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the Fund will operate pursuant to an Operating Expenses Limitation Agreement with the Adviser pursuant to which the Adviser has agreed to waive a portion of its fee or reimburse the Fund for a portion of its expenses necessary to limit the Fund's total operating expenses to the level set forth in the Fund's prospectuses. The Board noted that the Fund's advisory fee and expense ratio were generally in line with those of the funds in the Peer Group.

The Board also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Adviser were higher and in other cases lower, than the fees charged to the Fund. In evaluating this information, the Board considered the difference in services provided by the Adviser to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Fund from a compliance and regulatory perspective.

4. THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE.

With respect to the Board's consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also assessed whether certain of the Adviser's costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant growth. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5.    OTHER FACTORS.

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Fund. The Board considered that the Adviser would not use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board, including the "non-interested" Directors, determined that the Fund's advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the Investment Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

THE GABELLI SRI FUND, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli SRI Fund at One Corporate Center, Rye, NY 10580-1422.

    NAME, POSITION(S)      TERM OF OFFICE    NUMBER OF FUNDS
        ADDRESS(1)         AND LENGTH OF     IN FUND COMPLEX            PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
         AND AGE           TIME SERVED(2)  OVERSEEN BY DIRECTOR          DURING PAST FIVE YEARS                HELD BY DIRECTOR(3)
-------------------------  --------------  --------------------  ----------------------------------------  -------------------------
INTERESTED DIRECTORS(4):
MARIO J. GABELLI             Since 2007             26           Chairman and Chief Executive Officer of   Director of Morgan Group
Director and                                                     GAMCO Investors, Inc.; Chief Investment   Holdings, Inc. (holding
Chairman                                                         Officer-Value Portfolios of Gabelli       company); Chairman of
Age: 65                                                          Funds, LLC and GAMCO Asset Management     the Board of LICT Corp.
                                                                 Inc.; Director/Trustee or Chief           (multimedia and
                                                                 Investment Officer of other registered    communication services
                                                                 investment companies in the Gabelli/      company); Chairman of
                                                                 GAMCO Funds complex; Chairman and Chief   CIBL, Inc. (holding
                                                                 Executive Officer of GGCP, Inc.           company)

NON-INTERESTED DIRECTORS:
CLARENCE DAVIS               Since 2007              2           Chief Executive Officer of Nestor, Inc.;  Director of Oneida Ltd.
Director                                                         Former Chief Operating Officer (2000-     (kitchenware)
Age: 66                                                          2005) and Chief Financial Officer
                                                                 (1999-2000) of the American Institute
                                                                 of Certified Public Accountants

VINCENT D. ENRIGHT           Since 2007             15           Former Senior Vice President and Chief    Director of Echo
Director                                                         Financial Officer of KeySpan Corporation  Therapeutics, Inc.
Age: 64                                                          (public utility) (1994-1998)              (therapeutics and
                                                                                                           diagnostics)

ANTHONIE C. VAN EKRIS        Since 2007             19           Chairman of BALMAC International, Inc.                --
Director                                                         (commodities and futures trading)
Age: 73

THE GABELLI SRI FUND, INC.
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

    NAME, POSITION(S)      TERM OF OFFICE
        ADDRESS(1)          AND LENGTH OF                               PRINCIPAL OCCUPATION(S)
         AND AGE           TIME SERVED(2)                                DURING PAST FIVE YEARS
-------------------------  --------------  ----------------------------------------------------------------------------------
OFFICERS:
BRUCE N. ALPERT              Since 2007    Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC
President and Secretary                    since 1988; Officer of all of the registered investment companies in the
Age: 56                                    Gabelli/GAMCO Funds complex; Director and President of Teton Advisors, Inc.
                                           (formerly Gabelli Advisers, Inc.)

AGNES MULLADY                Since 2007    Vice President of Gabelli Funds, LLC since 2007; Officer of all of the
Treasurer                                  registered investment companies in the Gabelli/GAMCO Funds complex; Senior
Age: 49                                    Vice President of U.S. Trust Company, N.A and Treasurer and Chief Financial
                                           Officer of Excelsior Funds from 2004-2005; Chief Financial Officer of AMIC
                                           Distribution Partners from 2002-2004; Controller of Reserve Management
                                           Corporation and Reserve Partners, Inc. and Treasurer of Reserve Funds from
                                           2000-2002

PETER D. GOLDSTEIN           Since 2007    Director of Regulatory Affairs at GAMCO Investors, Inc. since February 2004; Chief
Chief Compliance Officer                   Compliance Officer of all of the registered investment companies in the
Age: 54                                    Gabelli/GAMCO Funds complex; Vice President of Goldman Sachs Asset Management from 2000-2004

----------
(1)   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2) Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

(4)   "Interested person" of the Fund as defined in the 1940 Act of 1940.

--------------------------------------------------------------------------------

                   2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the period ended March 31, 2008, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.033, $0.038, $0.029, and $0.042 per share for Class AAA, Class A, Class C, and Class I, respectively. For the fiscal year ended March 31, 2008, 81.27% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 81.27% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 100% of the ordinary income distribution as qualified interest income, and 100% of the ordinary income distribution as qualified short-term gain, pursuant to the American Jobs Creation Act of 2004.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income dividend paid by the Fund during the period ended March 31, 2008 which was derived from U.S. Treasury securities was 2.34%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli SRI Fund did not meet this strict requirement in the period ended March 31, 2008. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the
applicability   of  the  information   provided  to  your  specific   situation.

--------------------------------------------------------------------------------

                           THE GABELLI SRI FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                                 Clarence A. Davis
CHAIRMAN AND CHIEF                                    CHIEF EXECUTIVE OFFICER,
EXECUTIVE OFFICER,                                    NESTOR, INC.
GAMCO INVESTORS, INC.
                                                      Anthonie C. van Ekris
Vincent D. Enright                                    CHAIRMAN, BALMAC
FORMER SENIOR VICE PRESIDENT                          INTERNATIONAL, INC.
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.


                                    OFFICERS

Bruce N. Alpert                                       Agnes Mullady
PRESIDENT AND SECRETARY                               TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER




                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                        Mellon Trust of New England, N.A.

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of The Gabelli SRI Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

--------------------------------------------------------------------------------
GAB1794Q108SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


THE
GABELLI
SRI
FUND, INC.

                                                                   ANNUAL REPORT
                                                                  MARCH 31, 2008

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Clarence A. Davis and Vincent D. Enright are qualified to serve as audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $5,000 for 2007 and $25,000 for 2008.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2008.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2007 and $0 for 2008.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2008.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) N/A

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2008 and $0 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)    Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to  Rule 30a-2(b) under  the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli SRI Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              5/27/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              5/27/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date              5/27/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.